Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current tax expense / (benefit)
Current period	₨ 194		₨ 698	₨ (135)
Deferred tax expense
Origination and reversal of temporary differences	0		0	0
Reversal of previously recognized tax losses	0		0	0
Total income tax expense / (benefit)	₨ 194	$ 3	₨ 698	₨ (135)